Taxation - Summary of Taxation Charge (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current taxation - Enterprise income tax	¥ 9,457	¥ 5,200	¥ 15,408
Deferred taxation	(538)	(943)	(4,664)
Income tax at the effective tax rate	¥ 8,919	¥ 4,257	¥ 10,744